================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number     811-05407

                            Trust for Credit Unions
                -------------------------------------------------
               (Exact name of registrant as specified in charter)

                             4400  Computer  Drive
                              Westborough, MA 01581
               --------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                                  Copies to:
Jay Johnson                                       Mary Jo Reilly, Esq.
Callahan Financial Services, Inc.                 Drinker Biddle & Reath LLP
1001 Connecticut Avenue NW, Suite 1001            One Logan Square, Suite 2000
Washington,DC 20036                               Philadelphia,  PA  19103
--------------------------------------------------------------------------------
                      (Name  and  address  of  agent  for service)

      Registrant's telephone number, including area code:   (800)-342-5828

                       Date of fiscal year end: August 31

            Date of reporting period:  July 1, 2010 - June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F. Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

                              PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2010 TO JUNE 30, 2011

TRUST FOR CREDIT UNIONS - MONEY MARKET PORTFOLIO

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2011 with respect to which the registrant was entitled to vote.

TRUST FOR CREDIT UNIONS - SHORT DURATION PORTFOLIO

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2011 with respect to which the registrant was entitled to vote.

TRUST FOR CREDIT UNIONS - ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2011 with respect to which the registrant was entitled to vote.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant     Trust for Credit Unions
               -----------------------

By (Signature and Title)*: /s/ Charles W. Filson
                           -------------------------------
                           Charles  W.  Filson,  President
                           (principal  executive  officer)
Date:  July  29,  2011
       ---------------

--------------
* Print the name and title of each signing officer under his or her signature.